Critical Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Critical Accounting Estimates and Judgments
Critical Accounting Estimates and Judgments

In the preparation of the company's consolidated financial statements, management has made a number of critical accounting estimates and judgments which are discussed below, with the exception of the determination of fair value for financial instruments (notes 3 and 5), carrying value of associates (notes 3 and 6), charges related to U.S. tax reform (note 18) and contingencies (note 20). Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
Provision for losses and loss adjustment expenses
Provisions for losses and loss adjustment expenses are estimated based on Canadian accepted actuarial practices, which are designed to ensure the company establishes an appropriate reserve on the consolidated balance sheet to cover insured losses for both reported and unreported claims incurred as of the end of each accounting period and related claims expenses. The assumptions underlying the estimation of provisions for losses and loss adjustment expenses are reviewed and updated by the company on an ongoing basis to reflect recent and emerging trends in experience and changes in the risk profile of the business. The estimation techniques employed by the company in determining provisions for losses and loss adjustment expenses and the inherent uncertainties associated with insurance contracts are described in the “Underwriting Risk” section of note 24 while the historic development of the company's insurance liabilities are presented in note 8.
Recoverability of deferred income tax assets
In determining the recoverability of deferred income tax assets, management exercises judgment in assessing recent and expected profitability of applicable operating companies and their ability to utilize any recorded income tax assets. The company reviews its deferred income tax assets quarterly, taking into consideration the availability of sufficient current and projected taxable profits, reversals of taxable temporary differences and tax planning strategies. Details of deferred income tax assets are presented in note 18.
Business combinations
Accounting for business combinations requires estimates of fair value for the consideration transferred, assets acquired and liabilities assumed. The company uses all available information, including third party valuations and appraisals where appropriate, to determine these fair values. Changes in estimates of fair value due to additional information related to facts and circumstances that existed at the acquisition date would impact the amount of goodwill (or gain on bargain purchase) recognized. If necessary, the company has up to one year from the acquisition date to finalize its determination of fair values for a business combination. Details of business combinations are presented in note 23.
Assessment of goodwill for potential impairment
Goodwill is assessed annually for impairment or more frequently if there are indicators of impairment. The company estimates the recoverable amount of each of its cash-generating units using one or more generally accepted valuation techniques, which requires making a number of assumptions, including assumptions about future revenue, net earnings, corporate overhead costs, capital expenditures, cost of capital, and growth rates. The recoverable amount of each cash-generating unit to which goodwill has been assigned is compared to its carrying value, inclusive of assigned goodwill. If the recoverable amount of a cash-generating unit is determined to be less than its carrying value, the excess is recognized as a goodwill impairment loss in the consolidated statement of earnings. Given the variability of future-oriented financial information, goodwill impairment tests are subjected to sensitivity analysis. The critical estimates pertain to those cash-generating units where there is little difference between the recoverable amount and the carrying amount. Details of goodwill and annual goodwill impairment tests are presented in note 12.

Determination of significant influence and control
The determination of whether an investment is an investment in associate or a business combination requires consideration of all facts and circumstances, and typically begins with an analysis of the company's proportion of the investee's voting rights. Judgment may be required to determine the existence of significant influence or control when it involves elements such as contractual arrangements between shareholders, currently exercisable potential voting rights through warrants or convertible instruments, significant shareholdings relative to other third party shareholders, and regulatory restrictions on board representation, voting rights, or relevant activities of the investee. De facto control over an investee without holding the majority of its voting rights may occur due to dispersion of third party shareholdings and other factors. Conversely, only having significant influence over an investee even when holding the majority of its voting rights may occur due to regulatory and other restrictions that limit the application of voting and other rights. The company's investments that qualify as investments in associates and business combinations are presented in note 6 and note 23 respectively.